Expense Example - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Industrials Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Industrials Fund - Class A
Expense Example:
1 year	$ 669
3 years	869
5 years	1,086
10 years	1,707
Fidelity Advisor Industrials Fund - Class C
Expense Example:
1 year	277
3 years	548
5 years	944
10 years	1,851
Fidelity Advisor Industrials Fund - Class M
Expense Example:
1 year	471
3 years	727
5 years	1,002
10 years	1,787
Fidelity Advisor Industrials Fund - Class I
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
Fidelity Advisor Industrials Fund - Class Z
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	$ 738